UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------

Check here if Amendment [  ]: Amendment Number:
                                               -----------------------

     This Amendment (Check only one):   | |  is a restatement
                                        | |  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:       Chesapeake Partners Management Co., Inc.
Address:    2800 Quarry Lake Drive
            Suite 300
            Baltimore, Maryland 21209


Form 13F File Number:    28-4120
                     ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark D. Lerner
Title:      Vice President
Phone:      410-602-0195

Signature, Place and Date of Signing:


     /s/ Mark D. Lerner           Baltimore, Maryland       February 13, 2009
-----------------------------     -------------------       -----------------
         [Signature]                 [City, State]                [Date]


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                         ------------------------------------

Form 13F Information Table Entry Total:                   59
                                         ------------------------------------

Form 13F Information Table Value Total:                $806,763
                                         ------------------------------------
                                                    (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     None

                                             CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                             FORM 13F
                                                  QUARTER ENDED DECEMBER 31, 2008


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                                                          VALUE      SHRS OR  SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
                                                          ------    --------  ---  ----  ----------  --------     ----------------
NAME OF ISSUER               CLASS TITLE      CUSIP     (X$1,000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
--------------               -----------      -----     ---------   --------  ---  ----  ----------  --------    ----  ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP                         COM        885535104      3,718   1,630,696  SH            SOLE              1,630,696
-----------------------------------------------------------------------------------------------------------------------------------
APPLE INC                         COM        037833100      8,535     100,000  SH            SOLE                100,000
-----------------------------------------------------------------------------------------------------------------------------------
ARCELORMITTAL SA LUXEMBOURG  NY REGISTRY SH  03938L104     18,197     740,000  SH            SOLE                740,000
-----------------------------------------------------------------------------------------------------------------------------------
AXCELIS TECHNOLOGIES INC          COM        054540109        507     994,222  SH            SOLE                994,222
-----------------------------------------------------------------------------------------------------------------------------------
BCE INC                         COM NEW      05534B760     43,222   2,109,400  SH            SOLE              2,109,400
-----------------------------------------------------------------------------------------------------------------------------------
BRINKS CO                         COM        109696104     27,199   1,011,859  SH            SOLE              1,011,859
-----------------------------------------------------------------------------------------------------------------------------------
BRINKS HOME SEC HLDS INC          COM        109699108     13,223     603,259  SH            SOLE                603,259
-----------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP         CL A NY CABLVS  12686C109     10,787     640,551  SH            SOLE                640,551
-----------------------------------------------------------------------------------------------------------------------------------
CENTENNIAL COMMUNCTNS CORP      CL A NEW     15133V208      1,405     174,300  SH            SOLE                174,300
-----------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP            COM        165167107     10,268     635,000  SH            SOLE                635,000
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                     COM        172967101        671     100,000  SH            SOLE                100,000
-----------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL OUTDOOR HLDGS       CL A       18451C109      2,592     421,500  SH            SOLE                421,500
-----------------------------------------------------------------------------------------------------------------------------------
CLEARWIRE CORP NEW                CL A       18538Q105      7,012   1,422,410  SH            SOLE              1,422,410
-----------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY GROUP I      COM        210371100     26,788   1,067,679  SH            SOLE              1,067,679
-----------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY GROUP I      COM        210371100      2,509     100,000  SH   CALL     SOLE                100,000
-----------------------------------------------------------------------------------------------------------------------------------
CORN PRODS INTL INC               COM        219023108     21,839     756,980  SH            SOLE                756,980
-----------------------------------------------------------------------------------------------------------------------------------
DG FASTCHANNEL INC                COM        23326R109      1,806     144,732  SH            SOLE                144,732
-----------------------------------------------------------------------------------------------------------------------------------
DSW INC                           CL A       23334L102      8,651     694,265  SH            SOLE                694,265
-----------------------------------------------------------------------------------------------------------------------------------
ELIXIR GAMING TECHNOLOGIES I      COM        28661G105        225   1,728,587  SH            SOLE              1,728,587
-----------------------------------------------------------------------------------------------------------------------------------
EMMIS COMMUNICATIONS CORP         CL A       291525103        678   1,937,282  SH            SOLE              1,937,282
-----------------------------------------------------------------------------------------------------------------------------------
ENCORE ACQUISITION CO             COM        29255W100     10,567     414,084  SH            SOLE                414,084
-----------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                   COM NEW      368710406    100,077   1,207,058  SH            SOLE              1,207,058
-----------------------------------------------------------------------------------------------------------------------------------
GENTEK INC                      COM NEW      37245X203     15,168   1,007,839  SH            SOLE              1,007,839
-----------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                        CL A       38259P508     13,296      43,219  SH            SOLE                 43,219
-----------------------------------------------------------------------------------------------------------------------------------
HOLOGIC INC                       COM        436440101     18,523   1,417,183  SH            SOLE              1,417,183
-----------------------------------------------------------------------------------------------------------------------------------
HOLOGIC INC                 FRNT 2.000% 12/1 436440AA9      3,029   5,000,000  PRN           SOLE                              NONE
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                    RUSSELL 2000   464287655      9,848     200,000  SH            SOLE                200,000
-----------------------------------------------------------------------------------------------------------------------------------
JO-ANN STORES INC                 COM        47758P307        310      20,000  SH            SOLE                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
JP MORGAN & CHASE CO              COM        46625H100     15,771     500,199  SH            SOLE                500,199
-----------------------------------------------------------------------------------------------------------------------------------
L-1 IDENTITY SOLUTIONS INC        COM        50212A106      6,104     905,706  SH            SOLE                905,706
-----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON INC                    COM        524901105      1,307      59,645  SH            SOLE                 59,645
-----------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACEUTICALS INC        CL B       53220K207      6,535   2,384,881  SH            SOLE              2,384,881
-----------------------------------------------------------------------------------------------------------------------------------
MILLICOM INTL CELLULAR S A      SHS NEW      L6388F110      4,109      91,500  SH            SOLE                 91,500
-----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY                  COM NEW      617446448        802      50,000  SH            SOLE                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
MOSAIC CO                         COM        61945A107     10,380     300,000  SH            SOLE                300,000
-----------------------------------------------------------------------------------------------------------------------------------
MTR GAMING GROUP INC              COM        553769100      1,338     796,220  SH            SOLE                796,220
-----------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE FINL SVCS INC          CL A       638612101     29,013     555,689  SH            SOLE                555,689
-----------------------------------------------------------------------------------------------------------------------------------
OCWEN FINL CORP                 COM NEW      675746309     10,869   1,183,954  SH            SOLE              1,183,954
-----------------------------------------------------------------------------------------------------------------------------------
PRECISION DRILLING TR           TR UNIT      740215108        849     101,192  SH            SOLE                101,192
-----------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SVCS INC                 COM        760759100      9,537     384,699  SH            SOLE                384,699
-----------------------------------------------------------------------------------------------------------------------------------
ROHM & HAAS CO                    COM        775371107     43,036     696,484  SH            SOLE                696,484
-----------------------------------------------------------------------------------------------------------------------------------
ROHM & HAAS CO                    COM        775371107      1,576      25,500  SH   CALL     SOLE                 25,500
-----------------------------------------------------------------------------------------------------------------------------------
ROHM & HAAS CO                    COM        775371107     15,448     250,000  SH   PUT      SOLE                250,000
-----------------------------------------------------------------------------------------------------------------------------------
SAKS INC                          COM        79377W108      9,630   2,198,582  SH            SOLE              2,198,582
-----------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR         SBI INT-FINL   81369Y605      1,252     100,000  SH            SOLE                100,000
-----------------------------------------------------------------------------------------------------------------------------------
SLM CORP                          COM        78442P106     42,641   4,791,178  SH            SOLE              4,791,178
-----------------------------------------------------------------------------------------------------------------------------------
SOTHEBYS                          COM        835898107      1,440     162,000  SH            SOLE                162,000
-----------------------------------------------------------------------------------------------------------------------------------
SOURCEFIRE INC                    COM        83616T108      6,743   1,204,105  SH            SOLE              1,204,105
-----------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST            S&P HOMEBUILD   78464A888      1,198     100,000  SH            SOLE                100,000
-----------------------------------------------------------------------------------------------------------------------------------
STEINWAY MUSICAL INSTRS INC       COM        858495104      3,098     176,900  SH            SOLE                176,900
-----------------------------------------------------------------------------------------------------------------------------------
TAKE-TWO INTERACTIVE SOFTWAR      COM        874054109     14,128   1,868,723  SH            SOLE              1,868,723
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS INDS INC                    COM        882491103      3,692     107,005  SH            SOLE                107,005
-----------------------------------------------------------------------------------------------------------------------------------
THERAVANCE INC                    COM        88338T104     51,789   4,179,934  SH            SOLE              4,179,934
-----------------------------------------------------------------------------------------------------------------------------------
THERMO FISHER SCIENTIFIC INC      COM        883556102     16,047     471,000  SH            SOLE                471,000
-----------------------------------------------------------------------------------------------------------------------------------
U S G CORP                      COM NEW      903293405     10,330   1,284,864  SH            SOLE              1,284,864
-----------------------------------------------------------------------------------------------------------------------------------
UST INC                           COM        902911106     83,268   1,200,177  SH            SOLE              1,200,177
-----------------------------------------------------------------------------------------------------------------------------------
VIACOM INC NEW                    CL B       92553P201      6,195     325,000  SH            SOLE                325,000
-----------------------------------------------------------------------------------------------------------------------------------
VIRGIN MEDIA INC                  COM        92769L101     12,196   2,444,162  SH            SOLE              2,444,162
-----------------------------------------------------------------------------------------------------------------------------------
WYNDHAM WORLDWIDE CORP            COM        98310W108      5,792     884,335  SH            SOLE                884,335
-----------------------------------------------------------------------------------------------------------------------------------